ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023
	$	$
Trade accounts payable and accrued liabilities	255,965	428,677
GST payable	74,852	60,541
	330,817	489,218